Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 28,202	€ 24,183
Less current portion	(20,797)	(16,150)
Non-current portion	7,405	8,033
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	6,343	6,726
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	2,178	2,613
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	475	526
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 19,206	€ 14,318